Fees Summary	Feb. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,973,000.00
Previously Paid Amount	0.00
Total Fee Amount	272.47
Total Offset Amount	0.00
Net Fee	272.47
Narrative - Max Aggregate Offering Price	$ 1,973,000.00
Final Prospectus	true